Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2026	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000142990
Account Value [Line Items]
Line Graph and Table Measure Name					Acuitas US Microcap Fund
Accumulated Value	$ 10,000	$ 10,838	$ 12,085	$ 11,871		$ 12,221	$ 13,125	$ 13,324	$ 13,183	$ 14,271	$ 14,704	$ 11,607	$ 13,134	$ 12,890	$ 12,595	$ 14,148	$ 8,910	$ 11,246	$ 11,991	$ 16,138	$ 20,156	$ 21,504	$ 20,400	$ 20,865	$ 19,106	$ 16,092	$ 15,910	$ 16,868	$ 17,491	$ 18,351	$ 17,610	$ 19,805	$ 20,992	$ 19,568	$ 20,859	$ 21,448	$ 18,240	$ 20,928	$ 23,327	$ 24,328	$ 24,648	$ 32,448
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,440	10,879	11,504		11,851	12,393	13,178	13,093	13,602	14,571	12,487	14,241	14,824	14,996	16,361	12,941	15,792	17,246	19,778	21,033	22,767	22,743	24,853	23,542	19,610	18,734	20,080	21,522	23,327	22,568	25,292	27,826	28,721	30,510	31,313	29,835	33,114	35,821	36,682	35,231	40,667
Russell Microcap Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 11,125	$ 12,243	$ 12,289		$ 12,761	$ 13,609	$ 13,855	$ 13,949	$ 15,339	$ 15,467	$ 12,042	$ 13,620	$ 13,746	$ 12,996	$ 14,744	$ 10,028	$ 13,090	$ 13,573	$ 17,834	$ 22,094	$ 23,009	$ 21,863	$ 21,282	$ 19,666	$ 15,937	$ 15,860	$ 16,610	$ 16,140	$ 16,995	$ 15,646	$ 18,160	$ 19,010	$ 18,007	$ 19,500	$ 20,648	$ 17,678	$ 20,420	$ 23,899	$ 25,393	$ 25,770	$ 32,376